CONSOLIDATED BALANCE SHEETS	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 402,928,214	¥ 2,610,088,382	¥ 926,207,744
Restricted cash	31,946,649	206,944,000	192,758,072
Accounts receivable, net of allowance for doubtful accounts of RMB5,969,648 and RMB7,611,244 as of December 31, 2014 and 2015, respectively	27,717,987	179,551,576	111,865,306
Receivables due from a related party	1,137,308	7,367,255	20,665
Prepaid expenses and other current assets	58,329,213	377,844,970	195,605,733
Vehicles held for sale	7,018,901	45,467,038
Total current assets	529,078,272	3,427,263,221	1,426,457,520
Cost method investment			152,975,000
Property and equipment, net	632,408,799	4,096,617,720	1,940,047,599
Intangible assets	7,003,483	45,367,164	38,246,326
Vehicle purchase deposits	33,457,022	216,727,900	174,184,628
Other non-current assets	2,306,937	14,943,879	23,728,439
Total assets	1,204,254,513	7,800,919,884	3,755,639,512
Current liabilities:
Accounts payable	121,321,840	785,898,613	5,487,316
Payables due to a related party	1,660,118	10,753,914	671,043
Accrued expenses and other current liabilities	29,792,362	192,988,964	127,241,990
Income tax payable	13,773,317	89,220,792	2,095,273
Short-term debt	123,982,167	803,131,683	540,519,348
Total current liabilities	290,529,804	1,881,993,966	676,014,970
Long-term debt due to third parties	257,719,077	1,669,452,640	713,232,869
Long-term debt due to a related party	46,312,020	300,000,000
Other non-current liabilities	216,123	1,400,000
Total liabilities	$ 594,777,024	¥ 3,852,846,606	¥ 1,389,247,839
Commitments and contingencies (note 21)
Shareholders' equity:
Common shares, US$0.001 par value, 500,000,000 and 500,000,000 (including 407,328,619 Class A and 92,671,381 Class B) shares authorized; 114,379,243 (including 31,033,332 Class A and 83,345,911 Class B) and 137,133,413 (including 64,123,625 Class A and 73,009,788 Class B) shares issued and outstanding as of December 31, 2014 and December 31, 2015, respectively	$ 133,842	¥ 867,001	¥ 727,825
Additional paid-in capital	684,405,069	4,433,439,156	3,621,645,725
Accumulated other comprehensive income	11,509,281	74,554,822	1,144,629
Accumulated deficit	(86,570,703)	(560,787,701)	(1,257,126,506)
Total shareholders' equity	609,477,489	3,948,073,278	2,366,391,673
Total liabilities and shareholders' equity	$ 1,204,254,513	¥ 7,800,919,884	¥ 3,755,639,512